Form N-1A Supplement	Nov. 10, 2025
Kingsbarn Tactical Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated November 10, 2025
to the Summary Prospectus, Prospectus and

Statement of Additional Information (“SAI”) dated March 31, 2025

Effective October 1, 2025, the section titled “Fees and Expenses of the Fund” of the summary section of the Fund’s Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following information: